Subsequent Events (Details) - Subsequent Event [Member] - USD ($)	Apr. 29, 2022	Apr. 24, 2022	Apr. 22, 2022	Apr. 21, 2022	Mar. 27, 2022	Mar. 21, 2022	Feb. 21, 2022	Jan. 28, 2022	Jan. 21, 2022	Jan. 19, 2022	Jan. 14, 2022	Jan. 05, 2022	Mar. 28, 2022	Mar. 22, 2022	Mar. 17, 2022	Mar. 16, 2022	Jan. 17, 2022	Jan. 07, 2022
Subsequent Events (Details) [Line Items]
Repayments of long term debt							$ 500,000		$ 100,000
Received loan															$ 6,273,821	$ 7,475,258
Received a government subsidy								$ 818,326									$ 6,587,512
The Export-Import Bank of China [Member]
Subsequent Events (Details) [Line Items]
Repayments of long term debt	$ 5,400,000	$ 1,300,000	$ 1,300,000	$ 12,300,000	$ 3,300,000	$ 6,300,000	$ 4,900,000		$ 100,000		$ 2,400,000	$ 3,600,000
Interest rate		2.20%											2.20%
Due date		Jul. 21, 2023
Loan amount													$ 3,200,000
Bank of Communications [Member]
Subsequent Events (Details) [Line Items]
Received loan								$ 3,600,000
Interest rate								3.95%
Due date								Jan. 25, 2023
Haixia Bank [Member]
Subsequent Events (Details) [Line Items]
Received loan										$ 45,500,000				$ 9,410,731
Interest rate										6.30%
Repayment of short term loan						$ 6,300,000				$ 45,500,000
Due date										Jan. 18, 2023
Huanghai [Member]
Subsequent Events (Details) [Line Items]
Total Loan amount received														$ 23,159,810
Due on June 21, 2028 [Member] | The Export-Import Bank of China [Member]
Subsequent Events (Details) [Line Items]
Received loan																		$ 11,500,000
Interest rate																		4.60%
Due on July 21, 2023 [Member]
Subsequent Events (Details) [Line Items]
Interest rate				2.20%
Due on July 21, 2023 [Member] | The Export-Import Bank of China [Member]
Subsequent Events (Details) [Line Items]
Received loan				$ 2,000,000														$ 3,600,000
Interest rate																		2.20%